Right of Use Assets and Lease Liabilities - Disclosure of right-of-use assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets	$ 4,845,738
Depreciation	(785,306)	$ (571,793)	$ (233,500)
Transfer to deposit	(5,000)
Additions during the period	69,131
Right of Use Assets	$ 4,124,563	$ 4,845,738